Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (1)	$ (9)	$ (1)	$ (15)
Purchased for cancellation		$ (197)	$ (814)	$ (556)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	235	545	782	1,230
Purchased for cancellation, shares		(1,914)	(7,860)	(5,705)
Increase (decrease) in number of ordinary shares issued, shares	235	(1,369)	(7,078)	(4,475)
Issued in connection with share-based compensation plans	$ 18	$ 38	$ 62	$ 87
Purchased for cancellation		(24)	(97)	(70)
Increase (decrease) in equity	$ 18	$ 14	$ (35)	$ 17